Goodwill and Long-Lived Assets - SRA - Intangible Assets Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2015
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	20 years
SRA Companies, Inc.
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	13 years	13 years
Gross Carrying Amount	$ 530,266	$ 504,629	$ 530,266
Accumulated Amortization	(309,227)	(250,713)	(320,295)
Net Carrying Value	$ 221,039	$ 253,916	$ 209,971
SRA Companies, Inc. | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	20 years	20 years
Gross Carrying Amount	$ 311,201	$ 288,901
Accumulated Amortization	(97,147)	(62,556)
Net Carrying Value	$ 214,054	$ 226,345
SRA Companies, Inc. | Order backlog and developed technology rights
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	4 years	4 years
Gross Carrying Amount	$ 215,898	$ 212,798
Accumulated Amortization	(211,129)	(187,634)
Net Carrying Value	$ 4,769	$ 25,164
SRA Companies, Inc. | Software Development
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	7 years	7 years
Gross Carrying Amount	$ 3,167	$ 2,930
Accumulated Amortization	(951)	(523)
Net Carrying Value	$ 2,216	$ 2,407